CONVERTIBLE PROMISSORY NOTES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 27, 2023	Dec. 31, 2023	Dec. 20, 2023	Dec. 06, 2023	Sep. 30, 2022	Jul. 22, 2021
Debt Instrument [Line Items]
Number of warrants converted (in shares)						518,750
Term of warrants						5 years
Class A Ordinary Shares
Debt Instrument [Line Items]
Number of warrants converted (in shares)		1,702,372			2
Term of warrants		5 years
Securities Purchase Agreement | Class A Ordinary Shares
Debt Instrument [Line Items]
Number of warrants converted (in shares)	1,571,710			130,662
Exercise price of warrants (in USD per share)	$ 4.42			$ 5.74
Term of warrants	5 years		5 years
Convertible Debt | Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 8,000			$ 750
Conversion price (in dollars per share)	$ 5.09			$ 5.74
Company faces final judgment or order in excess amount		$ 1,000
Company fails to delivery un-legended shares in period		5 days
Debt term	5 years
Cost of debt host		$ 680		$ 589
Accrue interest rate	10.00%
Convertible Debt | Convertible Promissory Notes | Minimum
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 1.02			$ 1.15